Expense Example {- Stock Selector All Cap Portfolio} - NF_02.28 VIP Stock Selector All Cap Portfolio Investor PRO -01 - Stock Selector All Cap Portfolio - VIP Stock Selector All Cap Portfolio-Investor VIP
Oct. 20, 2021 USD ($)
Expense Example:
1 year	$ 72
3 years	$ 224